Transamerica Asset Allocation - Conservative Portfolio Average Annual Total Returns			12 Months Ended	46 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Retail Class [Member] | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	0.11%	2.01%
Performance Inception Date		Mar. 24, 2017
Retail Class [Member] | Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.07%		4.00%		5.86%
Retail Class [Member] | A
Prospectus [Line Items]
Average Annual Return, Percent			6.04%		2.31%		4.68%
Performance Inception Date		Mar. 01, 2002
Retail Class [Member] | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.83%		1.11%		3.26%
Retail Class [Member] | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.75%		1.36%		3.21%
Retail Class [Member] | C
Prospectus [Line Items]
Average Annual Return, Percent			10.27%		2.65%		4.46%
Performance Inception Date		Nov. 11, 2002
Retail Class [Member] | I
Prospectus [Line Items]
Average Annual Return, Percent			12.55%		3.85%		5.58%
Performance Inception Date		Nov. 30, 2009
Retail Class [Member] | R
Prospectus [Line Items]
Average Annual Return, Percent			11.93%		3.25%		4.97%
Performance Inception Date		Jun. 15, 2006
Retail Class [Member] | R3
Prospectus [Line Items]
Average Annual Return, Percent			12.37%	4.79%
Performance Inception Date		Mar. 01, 2022

[1]	The Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).